Other current assets and other current liabilities	12 Months Ended
Dec. 31, 2018
Other current assets and other current liabilities
Other current assets and other current liabilities

15.Other current assets and other current liabilities

15.1Other current assets

As of December 31, 2018 and 2017, other current assets consisted of the following:

	As of	As of
	December 31,	December 31,
	2017	2018
Reserves at CBR*	229	684
Prepaid expenses	99	156
VAT and other taxes receivable	51	12
Other	79	77
Total other current assets	458	929

*Banks are currently required to post mandatory reserves with the CBR to be held in non-interest bearing accounts. Starting from August 1, 2018, such mandatory reserves established by the CBR constitute 5% for liabilities in RUR and 7‑8% for liabilities in foreign currency. The amount is excluded from cash and cash equivalents for the purposes of cash flow statement and does not have a repayment date.

15.2Other current liabilities

As of December 31, 2018 and 2017, other current liabilities consisted of the following:

	As of	As of
	December 31,	December 31,
	2017	2018
Loyalty program liability	—	473
Other	51	58
Total other current liabilities	51	531